Prospectus Supplement	dated December 31, 2007

All Putnam funds, except Putnam money market funds, Putnam tax-exempt funds, Putnam Floating Rate Income Fund and Putnam Tax Smart Equity Fund®.

Effective January 2, 2008, the prospectuses of these funds are supplemented to reflect changes in the sales charges for class A and M shares (and for class A shares only for certain funds), as set forth below.

APPLICABLE TO GROWTH, VALUE, BLEND (excluding Putnam Tax Smart Equity Fund®) AND ASSET ALLOCATION FUNDS ONLY:

The class A and class M share information in the table of Average Annual Total Returns (for periods ending 12/31/06) in Fund summary - Past Performance is restated to reflect the increase in the maximum sales charges for class A and class M shares to 5.75% (from 5.25%) and 3.50% (from 3.25%), respectively, as follows:

PUTNAM GROWTH FUNDS
			Past 10 years
Fund (and inception date, if less than 10 years)	Past 1 year	Past 5 years	(or since inception, if less than 10 years)

Discovery Growth Fund
Class A before taxes	4.45%	2.28%	3.75%
Class A after taxes on distributions	4.45%	2.28%	3.39%
Class A after taxes on distributions and sale of fund shares	2.89%	1.95%	3.19%
Class M before taxes	6.41%	2.26%	3.49%
Growth Opportunities Fund
Class A before taxes	2.96%	-1.32%	3.05%
Class A after taxes on distributions	2.96%	-1.38%	3.01%
Class A after taxes on distributions and sale of fund shares	1.92%	-1.15%	2.62%
Class M before taxes	4.87%	-1.35%	2.75%
Health Sciences Trust
Class A before taxes	-2.94%	2.19%	7.24%
Class A after taxes on distributions	-4.67%	1.32%	6.15%
Class A after taxes on distributions and sale of fund shares	-0.41%	1.68%	6.00%
Class M before taxes	-1.11%	2.16%	6.96%
International New Opportunities Fund
Class A before taxes	18.43%	12.67%	6.89%
Class A after taxes on distributions	18.70%	12.91%	6.08%
Class A after taxes on distributions and sale of fund shares	12.43%	11.44%	5.71%
Class M before taxes	20.68%	12.65%	6.61%
New Opportunities Fund
Class A before taxes	2.42%	2.68%	4.30%
Class A after taxes on distributions	2.42%	2.68%	3.64%
Class A after taxes on distributions and sale of fund shares	1.57%	2.29%	3.59%
Class M before taxes	4.37%	2.65%	4.03%
OTC & Emerging Growth Fund
Class A before taxes	6.79%	2.42%	-1.95%
Class A after taxes on distributions	6.79%	2.42%	-2.74%
Class A after taxes on distributions and sale of fund shares	4.41%	2.07%	-1.63%
Class M before taxes	8.77%	2.40%	-2.21%
Small Cap Growth Fund (12/31/97)
Class A before taxes	-0.45%	5.03%	15.38%*
Class A after taxes on distributions	-1.30%	4.64%	13.86%*
Class A after taxes on distributions and sale of fund shares	0.87%	4.32%	12.95%*
Class M before taxes	1.44%	5.03%	15.13%*
Vista Fund
Class A before taxes	-0.44%	4.19%	5.85%
Class A after taxes on distributions	-0.44%	4.19%	4.43%
Class A after taxes on distributions and sale of fund shares	-0.29%	3.60%	4.51%
Class M before taxes	1.46%	4.17%	5.57%
Voyager Fund
Class A before taxes	-0.81%	0.09%	4.70%
Class A after taxes on distributions	-0.81%	0.04%	3.78%

			Past 10 years
Fund (and inception date, if less than 10 years)	Past 1 year	Past 5 years	(or since inception, if less than 10 years)

Class A after taxes on distributions and sale of fund shares	-0.53%	0.04%	3.81%
Class M before taxes	1.12%	0.07%	4.42%

PUTNAM BLEND FUNDS
		Past 5	Past 10 years
Fund (and inception date, if less than 10 years)	Past 1 year	years	(or since inception, if less than 10 years)

Capital Appreciation Fund
Class A before taxes	5.67%	4.84%	5.27%
Class A after taxes on distributions	5.67%	4.80%	4.47%
Class A after taxes on distributions and sale of fund shares	3.68%	4.15%	4.18%
Class M before taxes	7.68%	4.81%	5.00%
Capital Opportunities Fund (6/1/98)
Class A before taxes	8.95%	7.37%	8.84%*
Class A after taxes on distributions	6.61%	6.21%	7.37%*
Class A after taxes on distributions and sale of fund shares	7.84%	6.06%	7.04%*
Class M before taxes	10.94%	7.32%	8.58%*
Europe Equity Fund
Class A before taxes	26.23%	11.67%	8.93%
Class A after taxes on distributions	26.56%	11.88%	8.37%
Class A after taxes on distributions and sale of fund shares	18.31%	10.62%	7.73%
Class M before taxes	28.66%	11.61%	8.66%
Global Equity Fund
Class A before taxes	15.98%	8.37%	9.28%
Class A after taxes on distributions	16.14%	8.23%	7.50%
Class A after taxes on distributions and sale of fund shares	11.18%	7.28%	7.15%
Class M before taxes	18.21%	8.34%	9.05%
Global Natural Resources Fund
Class A before taxes	12.22%	18.10%	11.95%
Class A after taxes on distributions	9.26%	16.41%	10.02%
Class A after taxes on distributions and sale of fund shares	9.30%	15.32%	9.55%
Class M before taxes	14.33%	18.06%	11.64%
International Capital Opportunities Fund
Class A before taxes	24.57%	18.30%	15.54%
Class A after taxes on distributions	24.84%	18.57%	15.25%
Class A after taxes on distributions and sale of fund shares	17.09%	16.67%	14.03%
Class M before taxes	26.92%	18.27%	15.24%
International Equity Fund
Class A before taxes	20.84%	10.94%	10.69%
Class A after taxes on distributions	20.43%	10.99%	9.99%
Class A after taxes on distributions and sale of fund shares	15.86%	9.95%	9.27%
Class M before taxes	23.13%	10.93%	10.41%
Investors Fund
Class A before taxes	7.32%	5.08%	6.41%
Class A after taxes on distributions	7.24%	4.98%	5.99%
Class A after taxes on distributions and sale of fund shares	4.76%	4.32%	5.43%
Class M before taxes	9.29%	5.02%	6.12%
Research Fund
Class A before taxes	5.00%	2.90%	7.24%
Class A after taxes on distributions	4.96%	2.83%	6.11%
Class A after taxes on distributions and sale of fund shares	3.25%	2.44%	5.66%
Class M before taxes	6.95%	2.87%	6.95%
Utilities Growth and Income Fund
Class A before taxes	19.34%	8.37%	6.96%
Class A after taxes on distributions	18.60%	7.72%	5.35%
Class A after taxes on distributions and sale of fund shares	12.51%	6.85%	5.14%
Class M before taxes	21.59%	8.33%	6.68%

PUTNAM VALUE FUNDS
			Past 10 years
Fund (and inception date, if less than 10 years)	Past 1 year	Past 5 years	(or since inception, if less than 10 years)

Classic Equity Fund
Class A before taxes	7.19%	4.28%	5.43%
Class A after taxes on distributions	6.79%	3.96%	4.27%
Class A after taxes on distributions and sale of fund shares	4.66%	3.50%	4.06%
Class M before taxes	9.18%	4.25%	5.15%
Convertible Income-Growth Trust
Class A before taxes	7.94%	8.86%	6.60%
Class A after taxes on distributions	6.87%	7.68%	4.13%
Class A after taxes on distributions and sale of fund shares	5.12%	6.96%	4.18%
Class M before taxes	9.98%	8.81%	6.34%
Equity Income Fund
Class A before taxes	12.43%	8.01%	8.96%
Class A after taxes on distributions	9.73%	6.87%	7.34%
Class A after taxes on distributions and sale of fund shares	9.99%	6.54%	7.06%
Class M before taxes	14.57%	7.99%	8.68%
The George Putnam Fund of Boston
Class A before taxes	5.82%	5.09%	6.56%
Class A after taxes on distributions	3.30%	3.85%	4.73%
Class A after taxes on distributions and sale of fund shares	5.05%	3.79%	4.67%
Class M before taxes	7.73%	5.06%	6.28%
The Putnam Fund for Growth and Income
Class A before taxes	9.18%	5.56%	6.73%
Class A after taxes on distributions	6.76%	4.77%	5.24%
Class A after taxes on distributions and sale of fund shares	8.27%	4.58%	5.18%
Class M before taxes	11.25%	5.52%	6.45%
International Growth and Income Fund
Class A before taxes	20.20%	14.54%	10.20%
Class A after taxes on distributions	19.26%	14.58%	9.05%
Class A after taxes on distributions and sale of fund shares	16.03%	13.25%	8.51%
Class M before taxes	22.30%	14.46%	9.89%
Mid Cap Value Fund (11/1/99)
Class A before taxes	8.39%	9.49%	11.04%*
Class A after taxes on distributions	5.81%	8.32%	11.80%*
Class A after taxes on distributions and sale of fund shares	7.05%	7.85%	11.04%*
Class M before taxes	10.45%	9.46%	10.93%*
New Value Fund
Class A before taxes	9.25%	8.29%	8.96%
Class A after taxes on distributions	7.40%	7.57%	7.54%
Class A after taxes on distributions and sale of fund shares	7.06%	6.93%	7.07%
Class M before taxes	11.25%	8.26%	8.66%
Small Cap Value Fund (4/13/99)
Class A before taxes	10.58%	12.70%	15.70%*
Class A after taxes on distributions	7.48%	10.97%	14.42%*
Class A after taxes on distributions and sale of fund shares	10.41%	10.81%	13.80%*
Class M before taxes	12.60%	12.68%	15.49%*

PUTNAM ASSET ALLOCATION FUNDS
			Past 10 years
Fund (and inception date, if less than 10 years)	Past 1 year	Past 5 years	(or since inception, if less than 10 years)
Asset Allocation: Balanced Portfolio
Class A before taxes	6.15%	5.65%	6.29%
Class A after taxes on distributions	5.56%	5.03%	4.72%
Class A after taxes on distributions and sale of fund shares	3.97%	4.52%	4.56%
Class M before taxes	8.20%	5.62%	6.00%
Asset Allocation: Conservative Portfolio
Class A before taxes	1.77%	4.89%	5.38%
Class A after taxes on distributions	0.83%	3.62%	3.35%

			Past 10 years
Fund (and inception date, if less than 10 years)	Past 1 year	Past 5 years	(or since inception, if less than 10 years)

Class A after taxes on distributions and sale of fund shares	1.12%	3.42%	3.37%
Class M before taxes	3.70%	4.79%	5.05%
Asset Allocation: Growth Portfolio
Class A before taxes	10.14%	8.48%	7.47%
Class A after taxes on distributions	9.92%	8.09%	5.86%
Class A after taxes on distributions and sale of fund shares	6.59%	7.15%	5.60%
Class M before taxes	12.16%	8.44%	7.21%
Income Strategies Fund (9/13/04)
Class A before taxes	4.52%	-	5.63%*
Class A after taxes on distributions	3.02%	-	4.18%*
Class A after taxes on distributions and sale of fund shares	2.89%	-	3.93%*
Class M before taxes	6.60%	-	6.17%*
RetirementReady 2050 Fund (5/2/05)
Class A before taxes	9.11%	-	13.63%*
Class A after taxes on distributions	7.96%	-	12.20%*
Class A after taxes on distributions and sale of fund shares	5.98%	-	10.82%*
Class M before taxes	11.12%	-	14.64%*
RetirementReady 2045 Fund (11/1/04)
Class A before taxes	9.33%	-	12.30%*
Class A after taxes on distributions	7.91%	-	10.57%*
Class A after taxes on distributions and sale of fund shares	6.85%	-	9.67%*
Class M before taxes	11.40%	-	12.96%*
RetirementReady 2040 Fund (11/1/04)
Class A before taxes	8.77%	-	11.94%*
Class A after taxes on distributions	7.29%	-	10.18%*
Class A after taxes on distributions and sale of fund shares	6.55%	-	9.36%*
Class M before taxes	10.81%	-	12.61%*
RetirementReady 2035 Fund (11/1/04)
Class A before taxes	8.02%	-	11.20%*
Class A after taxes on distributions	6.52%	-	9.41%*
Class A after taxes on distributions and sale of fund shares	6.29%	-	8.75%*
Class M before taxes	10.04%	-	11.85%*
RetirementReady 2030 Fund (11/1/04)
Class A before taxes	7.44%	-	10.53%*
Class A after taxes on distributions	5.91%	-	8.79%*
Class A after taxes on distributions and sale of fund shares	5.88%	-	8.20%*
Class M before taxes	9.44%	-	11.18%*
RetirementReady 2025 Fund (11/1/04)
Class A before taxes	6.76%	-	9.81%*
Class A after taxes on distributions	5.15%	-	8.08%*
Class A after taxes on distributions and sale of fund shares	5.53%	-	7.60%*
Class M before taxes	8.77%	-	10.46%*
RetirementReady 2020 Fund (11/1/04)
Class A before taxes	4.99%	-	8.17%*
Class A after taxes on distributions	3.40%	-	6.56%*
Class A after taxes on distributions and sale of fund shares	4.21%	-	6.24%*
Class M before taxes	6.96%	-	8.80%*
RetirementReady 2015 Fund (11/1/04)
Class A before taxes	2.92%	-	6.19%*
Class A after taxes on distributions	1.43%	-	4.42%*
Class A after taxes on distributions and sale of fund shares	2.71%	-	4.41%*
Class M before taxes	4.86%	-	6.83%*
RetirementReady 2010 Fund (11/1/04)
Class A before taxes	0.62%	-	3.66%*
Class A after taxes on distributions	-1.07%	-	2.10%*
Class A after taxes on distributions and sale of fund shares	1.07%	-	2.35%*
Class M before taxes	2.51%	-	4.28%*
RetirementReady Maturity Fund (11/1/04)

			Past 10 years
Fund (and inception date, if less than 10 years)	Past 1 year	Past 5 years	(or since inception, if less than 10 years)

Class A before taxes	-0.10%	-	2.42%*
Class A after taxes on distributions	-1.49%	-	1.08%*
Class A after taxes on distributions and sale of fund shares	0.19%	-	1.34%*
Class M before taxes	1.79%	-	3.04%*
·Since inception

The table of Shareholder Fees in Fund summary - Costs associated with your investment is revised to provide that the maximum sales charges (load) imposed on purchases (as a percentage of the offering price) for class A and class M shares are now 5.75% and 3.50%, respectively.

The table in Fund summary - How do these fees and expenses look in dollar terms? setting forth the Example: Sales charge plus Total Annual Fund Operating Expenses on a $10,000 investment over time is revised with respect to class A and class M shares as follows:

	Class	1 year	3 years	5 years	10 years

PUTNAM GROWTH FUNDS
Discovery Growth Fund	A	$721	$1,038	$1,377	$2,331
Discovery Growth Fund	M	$548	$971	$1,420	$2,662
Growth Opportunities Fund	A	$702	$1,011	$1,343	$2,277
Growth Opportunities Fund	M	$528	$945	$1,386	$2,610
Health Sciences Trust	A	$687	$925	$1,182	$1,914
Health Sciences Trust	M	$514	$858	$1,226	$2,257
International New Opportunities Fund	A	$732	$1,080	$1,452	$2,492
International New Opportunities Fund	M	$559	$1,015	$1,495	$2,818
New Opportunities Fund	A	$687	$925	$1,182	$1,914
New Opportunities Fund	M	$514	$858	$1,226	$2,257
OTC & Emerging Growth Fund	A	$711	$1,010	$1,331	$2,237
OTC & Emerging Growth Fund	M	$538	$944	$1,375	$2,571
Small Cap Growth Fund	A	$724	$1,062	$1,424	$2,438
Small Cap Growth Fund	M	$551	$996	$1,467	$2,766
Vista Fund	A	$682	$908	$1,151	$1,849
Vista Fund	M	$508	$840	$1,195	$2,194
Voyager Fund	A	$685	$916	$1,167	$1,881
Voyager Fund	M	$511	$849	$1,211	$2,226
PUTNAM BLEND FUNDS
Capital Appreciation Fund	A	$704	$975	$1,267	$2,095
Capital Appreciation Fund	M	$530	$908	$1,311	$2,433
Capital Opportunities Fund	A	$693	$943	$1,212	$1,978
Capital Opportunities Fund	M	$520	$876	$1,256	$2,319
Europe Equity Fund	A	$717	$1,016	$1,336	$2,242
Europe Equity Fund	M	$544	$950	$1,380	$2,576
Global Equity Fund	A	$698	$958	$1,237	$2,031
Global Equity Fund	M	$525	$891	$1,281	$2,371
Global Natural Resources Fund	A	$693	$943	$1,212	$1,978
Global Natural Resources Fund	M	$520	$876	$1,256	$2,319
International Capital Opportunities Fund	A	$718	$1,019	$1,341	$2,252
International Capital Opportunities Fund	M	$545	$953	$1,385	$2,586
International Equity Fund	A	$695	$947	$1,219	$1,994
International Equity Fund	M	$521	$880	$1,263	$2,335
Investors Fund	A	$679	$899	$1,136	$1,816
Investors Fund	M	$505	$831	$1,180	$2,163
Research Fund	A	$695	$949	$1,222	$1,999
Research Fund	M	$522	$882	$1,266	$2,340
Utilities Growth and Income Fund	A	$693	$945	$1,216	$1,988
Utilities Growth and Income Fund	M	$520	$878	$1,260	$2,329
PUTNAM VALUE FUNDS
Classic Equity Fund	A	$690	$934	$1,197	$1,946
Classic Equity Fund	M	$517	$867	$1,241	$2,288
Convertible Income-Growth Trust	A	$676	$890	$1,121	$1,784

	Class	1 year	3 years	5 years	10 years
Convertible Income-Growth Trust	M	$502	$822	$1,165	$2,131
Equity Income Fund	A	$668	$866	$1,080	$1,696
Equity Income Fund	M	$494	$799	$1,125	$2,046
The George Putnam Fund of Boston	A	$667	$863	$1,075	$1,685
The George Putnam Fund of Boston	M	$493	$796	$1,120	$2,035
The Putnam Fund for Growth and Income	A	$662	$845	$1,045	$1,619
The Putnam Fund for Growth and Income	M	$488	$778	$1,089	$1,971
International Growth and Income Fund	A	$704	$977	$1,271	$2,105
International Growth and Income Fund	M	$530	$910	$1,315	$2,442
Mid Cap Value Fund	A	$693	$943	$1,212	$1,978
Mid Cap Value Fund	M	$520	$876	$1,256	$2,319
New Value Fund	A	$685	$916	$1,167	$1,881
New Value Fund	M	$511	$849	$1,211	$2,226
Small Cap Value Fund	A	$701	$966	$1,252	$2,063
Small Cap Value Fund	M	$527	$900	$1,296	$2,402
PUTNAM ASSET ALLOCATION FUNDS
Asset Allocation: Balanced Portfolio	A	$682	$908	$1,151	$1,849
Asset Allocation: Balanced Portfolio	M	$508	$840	$1,195	$2,194
Asset Allocation: Conservative Portfolio	A	$691	$937	$1,202	$1,957
Asset Allocation: Conservative Portfolio	M	$518	$870	$1,246	$2,299
Asset Allocation: Growth Portfolio	A	$693	$943	$1,212	$1,978
Asset Allocation: Growth Portfolio	M	$520	$876	$1,256	$2,319
Income Strategies Fund	A	$651	$1,393	$2,154	$4,143
Income Strategies Fund	M	$477	$1,330	$2,196	$4,421
RetirementReady 2050 Fund	A	$697	$963	$1,248	$2,060
RetirementReady 2050 Fund	M	$524	$896	$1,292	$2,399
RetirementReady 2045 Fund	A	$696	$954	$1,231	$2,020
RetirementReady 2045 Fund	M	$523	$887	$1,275	$2,360
RetirementReady 2040 Fund	A	$695	$951	$1,226	$2,009
RetirementReady 2040 Fund	M	$522	$884	$1,270	$2,350
RetirementReady 2035 Fund	A	$694	$948	$1,221	$1,999
RetirementReady 2035 Fund	M	$521	$881	$1,265	$2,339
RetirementReady 2030 Fund	A	$691	$939	$1,206	$1,967
RetirementReady 2030 Fund	M	$518	$872	$1,250	$2,308
RetirementReady 2025 Fund	A	$689	$933	$1,196	$1,945
RetirementReady 2025 Fund	M	$516	$866	$1,240	$2,288
RetirementReady 2020 Fund	A	$685	$921	$1,176	$1,902
RetirementReady 2020 Fund	M	$512	$854	$1,220	$2,246
RetirementReady 2015 Fund	A	$678	$898	$1,135	$1,816
RetirementReady 2015 Fund	M	$504	$830	$1,179	$2,162
RetirementReady 2010 Fund	A	$670	$876	$1,099	$1,738
RetirementReady 2010 Fund	M	$496	$809	$1,143	$2,087
RetirementReady Maturity Fund	A	$668	$866	$1,080	$1,696
RetirementReady Maturity Fund	M	$494	$799	$1,125	$2,046

The section How do I buy fund shares? - Which class of shares is best for me? is revised to provide that class A shares and class M shares are subject to initial sales charges (as a percentage of the offering price) of up to 5.75% and 3.50%, respectively, and the table of initial sales charges for class A and class M shares is revised as follows:

Initial sales charges for class A and class M shares

Amount of purchase at offering price ($)	Class A sales charge as a percentage of:*		Class M sales charge as a percentage of:*
	Net amount	Offering	Net amount invested	Offering
	invested	Price**		Price**
Under 50,000	6.10%	5.75%	3.63%	3.50%
50,000 but under 100,000	4.71	4.50	2.56	2.50
100,000 but under 250,000	3.63	3.50	1.52	1.50
250,000 but under 500,000	2.56	2.50	1.01	1.00
500,000 but under 1,000,000	2.04	2.00	1.01	1.00
1,000,000 and above	NONE	NONE	NONE	NONE

* Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

** Offering price includes sales charge.

APPLICABLE TO INCOME FUNDS ONLY (excluding Putnam Floating Rate Income Fund):

The class A share information in the table of Average Annual Total Returns (for the periods ending 12/31/06) in the Fund summary - Past Performance is restated to reflect the increase in the maximum sales charges for class A shares to 4.00% (from 3.75%) as follows:

Fund	Past 1 year	Past 5 years	Past 10 years

American Government Income Fund
Class A before taxes	-1.10%	2.51%	4.43%
Class A after taxes on distributions	-2.39%	1.37%	2.69%
Class A after taxes on distributions and sale of fund shares	-0.74%	1.46%	2.69%
Diversified Income Trust
Class A before taxes	2.56%	8.01%	5.12%
Class A after taxes on distributions	0.61%	5.38%	2.29%
Class A after taxes on distributions and sale of fund shares	1.61%	5.26%	2.54%
Global Income Trust
Class A before taxes	2.24%	7.34%	3.71%
Class A after taxes on distributions	0.42%	5.38%	2.12%
Class A after taxes on distributions and sale of fund shares	1.41%	5.14%	2.17%
High Yield Advantage Fund
Class A before taxes	7.61%	9.36%	4.77%
Class A after taxes on distributions	4.89%	6.22%	1.15%
Class A after taxes on distributions and sale of fund shares	4.84%	6.07%	1.69%
High Yield Trust
Class A before taxes	5.60%	8.98%	4.96%
Class A after taxes on distributions	2.90%	5.79%	1.25%
Class A after taxes on distributions and sale of fund shares	3.54%	5.71%	1.80%
Income Fund
Class A before taxes	0.17%	3.90%	4.46%
Class A after taxes on distributions	-1.35%	2.47%	2.46%
Class A after taxes on distributions and sale of fund shares	0.08%	2.47%	2.54%
U.S. Government Income Trust
Class A before taxes	-0.11%	2.95%	4.73%
Class A after taxes on distributions	-1.63%	1.68%	2.83%
Class A after taxes on distributions and sale of fund shares	-0.11%	1.76%	2.84%

The table of Shareholder Fees in Fund summary - Costs associated with your investment is revised to provide that the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) for class A shares is now 4.00% .

The table in Fund summary - How do these fees and expenses look in dollar terms? setting forth the Example: Sales charge plus Total Annual Fund Operating Expenses on a $10,000 investment over time is revised with respect to class A shares as follows:

	1 Year	3 Years	5 Years	10 Years

American Government Income Fund	$502	$730	$976	$1,681
Diversified Income Trust	$495	$697	$915	$1,542
Global Income Trust	$517	$827	$1,158	$2,094
High Yield Advantage Fund	$503	$721	$956	$1,631
High Yield Trust	$501	$715	$946	$1,609
Income Fund	$500	$718	$953	$1,629
U.S. Government Income Trust	$494	$694	$910	$1,531

The section How do I buy fund shares? - Which class of shares is best for me? is revised to provide that class A shares are subject to initial sales charges (as a percentage of the offering price) of up to 4.00%, and the table of initial sales charges for class A shares is revised as follows:

Initial sales charges for class A shares

Amount of purchase at offering price ($)	Class A sales charge as a percentage of*:
	Net amount invested	Offering price**

Under 50,000	4.17%	4.00%
50,000 but under 100,000	4.17	4.00
100,000 but under 250,000	3.36	3.25
250,000 but under 500,000	2.56	2.50
500,000 but under 1,000,000	2.04	2.00
1,000,000 and above	NONE	NONE

* Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

** Offering price includes sales charge.